CONDENSED INTERIM STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Expenses
Accounting and audit	$ 11,026	$ 15,476	$ 16,261	$ 21,825	$ 48,314	$ 54,196
Bank charges and interest expense	329	517	554	1,062	1,651	1,192
Consulting	10,500		13,500	10,500	26,822	49,873
Mineral exploration costs	3,540	1,047	4,913	13,625	16,732	122,423
Fees and dues	7,122	10,029	13,938	15,739	19,851	34,858
Insurance				3,605	3,605	12,031
Investor relations	11,427	5,754	15,674	11,489	22,510	101,668
Legal and professional	7,252	5,020	11,165	7,410	8,688	7,175
Office and miscellaneous	289	9	1,297	136	990	4,016
Research and development	1,349		3,333	494	1,702	14,729
Rent	1,722	489	1,722	1,963	1,963	6,627
Stock-based compensation	273,236	17,308	288,686	17,308	17,308
Travel						10,173
Total expenses	327,792	55,649	371,043	105,156	170,136	418,961
Loss for the period before other items	(327,792)	(55,649)	(371,043)	(105,156)	(170,136)	(418,961)
Other income (expense)
Foreign exchange gain (loss)	(1,040)	1,434	(2,330)	1,334	1,067	(3,380)
Unrealized gain on marketable securities	11,997		28,247		3,201
Gain on disposal of marketable securities	21,610		22,504
Income from royalty grant		200,000	250,000	200,000	200,000
Net Income (loss) and comprehensive Income (loss) for the period	$ (295,225)	$ 145,785	$ (72,622)	$ 96,178	$ 34,132	$ (422,341)
Basic earnings (loss) per share (in dollars per share)	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Diluted earnings (loss) per share (in dollars per share)	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Basic and diluted income (loss) per share (in dollars per share)					$ 0.00	$ (0.00)
Weighted average number of common shares outstanding - basic (in shares)	132,405,922	128,471,700	130,427,943	128,153,019
Weighted average number of common shares outstanding - diluted (in shares)	132,405,922	128,471,700	130,427,943	128,153,019
Weighted average number of common shares outstanding - basic and diluted (in shares)					128,313,230	124,205,582